Convertible Notes Payable (Details Narrative) - USD ($)					12 Months Ended
	Feb. 09, 2017	Jan. 06, 2017	May 26, 2016	Mar. 14, 2016	Jan. 31, 2018	Jan. 31, 2017	Sep. 09, 2017
Amortization of discount					$ 318,993	$ 444,743
Discount on issuance of convertible note payable					184,926	207,887
8% Convertible Note Due March 14, 2017 [Member]
Refinanced amount				$ 68,991
Conversion price (in dollars per shares)				$ 0.00005
Discount on issuance of convertible note payable				$ 68,991
Gain on debt modification				7,628
8% Convertible Note Due March 14, 2017 [Member]
Principal value				$ 65,000
Conversion price (in dollars per shares)				$ 0.00005
Discount on issuance of convertible note payable				$ 68,991
Proceeds from issuance of debt	$ 48,449	$ 16,551
Description of collateral				The note was secured by the note receivable for $65,000 from the same party.
8% Convertible Note Due March 14, 2017 [Member]
Principal value				$ 65,000
Conversion price (in dollars per shares)				$ 0.00005
8% Convertible Note Due May 26, 2017 [Member]
Principal value			$ 75,000
Conversion price (in dollars per shares)			$ 0.00005
8% Convertible Note Due September 6, 2017 [Member]
Principal value			$ 75,000
Description of collateral			The note was secured by the note receivable for $75,000 from the same party.
8% Convertible Note Due September 9, 2018 [Member]
Principal value							$ 40,000
Conversion price (in dollars per shares)							$ 0.000055
8% Convertible Note Due September 9, 2018 [Member]
Principal value							$ 40,000
Convertible Notes Payable [Member]
Debt amount converted					$ 245,190	$ 265,485
Number of common shares issued upon conversion of debt					3,857,614	1,259,188